Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Investments accounted for using the equity method

Note 7. Investments accounted for using the equity method

On September 26, 2023, pursuant to the terms of the Catalys Option Agreement, the Company exercised an option to buy 30% (1,500,000 ordinary shares) of Hepalys at an aggregate exercise price of ¥300 (equal to €1.90). Following the receipt of the exercise notice, Hepalys’s Board of Directors authorized the transfer of the 1,500,000 ordinary shares from Catalys to the Company on October 11, 2023.

The Company did not participate in Hepalys’ capital increases in 2023 and 2024, which resulted in a dilution of the Company’s ownership down to 15%.

As of December 31, 2025, the Company holds 15% of Hepalys’ shares.

The Company analyzed its ownership of Hepalys and concluded that, as of December 31, 2025, it has a significant influence over Hepalys. The significant influence is reflected through the ownership of percentage of interests held, the percentage of potential voting rights owned by the Company including the right of the Company under the Catalys Shareholders Agreement to acquire all outstanding shares of Hepalys at a pre-agreed multiple of post-money valuation that was exercisable as of December 31, 2025, as well as the active participation in the business of Hepalys in the framework of the Hepalys License Agreement.

The investment in Hepalys is accounted for using the equity method of accounting as of December 31, 2025.

The tables below provide the summarized statement of financial position of Hepalys. The disclosed information reflects the amounts presented in the financial statements of Hepalys and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case, the adjustments to eliminate unrealized profit on the license sold. The tables below also provide the reconciliation between the Hepalys statement of financial position and the carrying amount in the Company’s statement of financial position.

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Intangible assets	20,278	16,984	12,729
Total non-current assets	20,278	16,984	12,729
Other current assets	44	81	102
Cash and cash equivalents	1,082	1,785	81
Total current assets	1,126	1,866	183
Deferred assets	41	2	—
Total assets	21,444	18,851	12,912

Capital stock	640	552	489
Capital reserve	22,655	21,489	8,267
Capital surplus-others	—	816	10,259
Earnings brought forward	(178)	(1,089)	(2,745)
Net loss for the period	(1,111)	(3,277)	(3,504)
Treasury Shares	(812)	—	—
Shareholders’ equity	21,194	18,490	12,766
Trade payables	237	353	134
Other current liabilities	13	8	12
Total current liabilities	250	361	146
Total equity and liabilities	21,444	18,851	12,912

Opening net assets	22,645	21,122	18,368
Loss for the period(1)	(879)	(3,277)	(3,816)
Other comprehensive income	247	(920)	(1,786)
Capital variations	(819)	1,566	—
Closing net assets	21,194	18,490	12,766

Group’s share in %	15%	15%	15%
(in thousands of euros)
Group’s share	3,267	2,707	1,869
Elimination of unrealized profit on downstream sales	(1,881)	(1,604)	(1,378)
Goodwill	38	37	37
Carrying amount	1,425	1,139	527

(1)Refer to Note 23 – Share of net profit (loss) - equity method